RELATED PARTY DISCLOSURES - Schedule of related party transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
RELATED PARTY DISCLOSURES
Purchase of condiment products and instant hot pot products	$ 19,052	$ 16,576	$ 13,712
Disposal of a subsidiary			$ 605